Related Parties Disclosure - Schedule of Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Related Parties Disclosure
Receivables	$ 150,000		$ 207,000
Payables	2,500,000		3,891,000
Net expenses	4,432,000		2,384,000	$ 1,144,000
Net income	2,499,000		184,000	119,000
Carlos Moreira
Related Parties Disclosure
Payables	614,000		1,441,000
John O'Hara
Related Parties Disclosure
Payables	4,000		529,000
Maria Pia Aqueveque Jabbaz
Related Parties Disclosure
Payables			14,000
Net expenses	98,000		78,000	116,000
Philippe Doubre
Related Parties Disclosure
Receivables	7,000
Payables			18,000
Net expenses	247,000		109,000	39,000
David Fergusson
Related Parties Disclosure
Receivables			49,000
Payables	26,000
Net expenses	299,000		429,000	61,000
Jean Philippe Ladisa
Related Parties Disclosure
Payables			19,000
Net expenses	489,000		179,000	116,000
Philippe Monnier
Related Parties Disclosure
Payables			19,000
Net expenses	145,000		106,000
Peter Ward
Related Parties Disclosure
Payables	1,589,000		1,638,000
Net expenses	1,478,000		272,000
Net income	2,353,000
Ruma Bose
Related Parties Disclosure
Payables			13,000
Net expenses	162,000		97,000	33,000
Cristina Dolan
Related Parties Disclosure
Payables			13,000
Net expenses	222,000		163,000	76,000
Danil Kerimi
Related Parties Disclosure
Payables			13,000
Net expenses	27,000		105,000	8,000
Eric Pellaton
Related Parties Disclosure
Payables			13,000
Net expenses	161,000		165,000	76,000
Hossein Rahnama
Related Parties Disclosure
Net expenses	85,000
OISTE
Related Parties Disclosure
Receivables	143,000		158,000
Payables	183,000		83,000
Net expenses	376,000		309,000	321,000
Net income	146,219	SFr 121,258	184,000	119,000
Terra Venetures Inc.
Related Parties Disclosure
Payables	33,000		31,000
GSP Holdings Ltd
Related Parties Disclosure
Payables	17,000		16,000
SAI LLC (SBT Ventures)
Related Parties Disclosure
Payables	34,000		31,000
Related Parties of Carlos Moreira
Related Parties Disclosure
Net expenses	$ 643,000		$ 372,000	$ 298,000